ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES
ORDINARY SHARES

17.         ORDINARY SHARES

Under a series of share repurchase programs approved by the Company’s board of directors on September 29, 2011, December 26, 2012, June 28, 2013 and June 28, 2014, during the years ended December 31, 2017, 2018 and 2019, the Company did not repurchase any ordinary shares.